Summary of Variable Interest Entity (Detail) (Chase NMTC Verso Investment Fund, LLC, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	$ 23,446	$ 23,471	$ 23,415
Variable interest entity, consolidated liabilities	31,409	31,433	31,034
Current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	56	81	25
Non-current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	23,390	23,390	23,390
Current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	181	205	17
Long-term debt
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	23,305	23,305	23,305
Other non-current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	$ 7,923	$ 7,923	$ 7,712